FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Cash	$ 27,317,000	$ 2,688,000
Current liabilities	15,534,000	$ 13,808,000
Interest Rate Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description		a 10% fluctuation in the US/Mexican and Canadian/US exchange rates would impact the Company’s earnings
Liquidity Risk [Member]
Statement [Line Items]
Cash	27,317,000
Current liabilities	25,235,000
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	144,000	$ 304,000
Derivative liability	(475,000)	0
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	36,000	134,000
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 119,000	$ 86,000